Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended
	May 01, 2012	Jan. 02, 2012	Nov. 02, 2011	Oct. 02, 2011	Jun. 30, 2013	Jun. 30, 2013 Stock Options	Jun. 30, 2013 Stock Options	Jun. 30, 2013 Stock Options Minimum	Jun. 30, 2013 Stock Options Maximum	Jun. 30, 2013 Time-based RSUs	Jun. 30, 2013 Time-based RSUs Class A Common Stock	Jun. 30, 2013 Performance-based RSUs	Jun. 30, 2013 Time-based RSUs
Stock-Based Compensation
Compensation expense recorded during the period (in dollars)					$ 545	$ 198						$ 283	$ 65
Percentage of the award vesting at each of the three anniversaries							33.00%			33.00%
Vesting period							10 years
Expiration term, if employment or other association is terminated due to death or disability							1 year
Expiration term, if employment or other association is terminated due to other reason							3 months
Expected volatility (as a percent)	40.00%	40.00%	40.00%	40.00%		45.00%
Expected dividend (as a percent)	0.00%	0.00%	0.00%	0.00%		0.00%
Risk-free rate (as a percent)	0.08%	0.15%	0.15%	0.16%				0.03%	2.30%
Number of Stock Options:
Granted (in shares)						423,407,000
Outstanding at end of period (in shares)						423,407,000	423,407,000
Weighted-average exercise price:
Granted (in dollars per share)						$ 21.03
Outstanding at end of period (in dollars per share)						$ 21.03	$ 21.03
Weighted-average remaining contractual term:
Outstanding at end of period						10 years
Aggregate intrinsic value
Outstanding at end of period						102	102
Number of share awarded for each RSU (in shares)											1
Number of units:
Granted (in units)												499,364,000	70,826,000
Outstanding at end of period (in units)												499,364,000	70,826,000
Weighted-Average Exercise Price:
Granted (in dollars per share)												$ 17.55	$ 17.51
Outstanding at end of period (in dollars per share)												$ 17.55	$ 17.51
Unamortized compensation cost												$ 8,480	$ 1,175